Loan Capital - Subordinated perpetual notes (Details) - Subordinated perpetual notes - 6 month US$ LIBOR	12 Months Ended
Sep. 30, 2019
Loan capital
Interest rate adjustments (as a percent)	0.15%
Period prior to payment of dividend on share for payment of interest	12 months